Overview (Tables)	12 Months Ended
Dec. 31, 2023
Overview
Schedule of components of fleet

Vessel Name	Type	Dwt	IMO(1)	Built	Country	Specification
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	S. Korea	Eco-Design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	S. Korea	Eco-Design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	S. Korea	Eco-Design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	S. Korea	Eco-Design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-14	S. Korea	Eco-Design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	S. Korea	Eco-Design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-14	S. Korea	Eco-Design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	S. Korea	Eco-Design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-14	S. Korea	Eco-Design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-14	S. Korea	Eco-Design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-13	S. Korea	Eco-Design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-13	S. Korea	Eco-Design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	S. Korea	Eco-Design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	S. Korea	Eco-Design
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-13	S. Korea	Eco-Design
Ardmore Seafarer	Product	49,999	-	Jun-10	Japan	Eco-Mod
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	S. Korea	Eco-Design
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	S. Korea	Eco-Design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	Eco-Design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	Eco-Design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	Eco-Design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	Eco-Design
Total	22	973,181